Spectrum International Fund
SUMMARY Spectrum International Fund
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Spectrum International Fund
Maximum sales charge (load) imposed on purchases	[1]	none
Maximum deferred sales charge (load)	[1]	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	[1]	2.00%
Maximum account fee	[1][2]	20
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spectrum International Fund
Management fees	[1]	none
Distribution and service (12b-1) fees	[1]	none
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.94%
Total annual fund operating expenses	[1]	0.94%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Spectrum International Fund	96	300	520	1,155

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 4.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund broadly diversifies its assets among a set of T. Rowe Price mutual funds representing specific market segments. The fund, which normally invests in a variety of developed and emerging market equity funds, and, from time to time, international bond funds and a money market fund, seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund can invest in stock funds and, to a lesser degree, bond funds, which, in turn, have holdings in many different foreign countries, developed as well as emerging markets, and in both large and small companies.

Within the ranges shown in the following table, the portfolio manager decides how much of the fund’s assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

Asset Allocation Ranges for Underlying Funds
Spectrum International Fund	Investment Range
Africa & Middle East	0-15%
Emerging Europe	0-15
Emerging Markets Bond	0-15
Emerging Markets Stock	0-20
European Stock	0-30
International Bond	0-20
International Discovery	0-20
International Growth & Income	0-35
International Stock	0-55
Japan	0-30
Latin America	0-15
New Asia	0-20
Overseas Stock	0-35
Summit Cash Reserves	0-25

The fund may sell shares of the underlying funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity risk Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S.

Emerging markets risk The risks of international investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Risks of bond and money market investing Bonds and money market securities have three main sources of risk. Interest rate risk is the risk that a rise in interest rates will cause the price of a debt security held by the fund to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. Credit risk is the risk that an issuer of a debt security will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price. This risk is increased when a security is downgraded or the perceived creditworthiness of the issuer deteriorates. Liquidity risk is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Spectrum International Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	31.13%
Worst Quarter	12/31/08	-22.45%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2013
Average Annual Total Returns	1 Year	5 Years	10 Years
Spectrum International Fund	18.17%	15.45%	8.03%
Spectrum International Fund Returns after taxes on distributions	17.83%	15.14%	7.31%
Spectrum International Fund Returns after taxes on distributions and sale of fund shares	10.68%	12.58%	6.53%
Spectrum International Fund MSCI All Country World Index ex USA (reflects no deduction for fees, expenses, or taxes)	15.78%	13.32%	8.04%
Spectrum International Fund Lipper International Multi-Cap Growth Funds Average	19.47%	13.12%	6.93%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.